SEMIANNUAL
                                     REPORT

                             [american century logo]
                                    American
                                 Century(reg.sm)

                                 AUGUST 31, 1997

                                     BENHAM
                                      GROUP

                               Prime Money Market

                               TABLE OF CONTENTS

Report Highlights ........................................................... 1
Our Message to You .......................................................... 2
Market Perspective .......................................................... 3
Performance & Portfolio Information ......................................... 4
Management Q & A ............................................................ 5
Schedule of Investments                                                       7
Statement of Assets and Liabilities .........................................11
Statement of Operations .....................................................12
Statements of Changes in Net Assets .........................................13
Notes to Financial Statements ...............................................14
Financial Highlights ........................................................16
Proxy Voting Results ........................................................17
Retirement Account Information ..............................................18
Background Information
           Investment Philosophy & Policies .................................20
           Comparative Indices ..............................................20
           Lipper Rankings ..................................................20
           Investment Team Leaders ..........................................20
Glossary ....................................................................21

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. We've organized our funds into three distinct groups to help you identify those that best fit your needs. These groups, which appear below, are designed to help simplify your fund decisions.

                 AMERICAN CENTURY INVESTMENTS--FAMILY OF FUNDS
-------------------------------------------------------------------------------
        Benham                American Century       Twentieth Century(reg. tm)
     Group(reg. tm)                 Group                      Group
-------------------------------------------------------------------------------
   MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS          BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS         SPECIALTY FUNDS
-------------------------------------------------------------------------------
       Prime
    Money Market


We welcome your comments or questions about this report.
See the back cover for ways to contact us by mail, phone or e-mail.

Twentieth Century and American Century are registered marks of American Century Services Corporation. Benham Group is a registered mark of Benham Management Corporation.


                                                AMERICAN CENTURY INVESTMENTS


                               REPORT HIGHLIGHTS

MARKET PERSPECTIVE

* U.S. money market yields rose during the six months ended August 31, 1997, largely because of a short-term interest rate increase by the Federal Reserve.

* The Fed raised short-term interest rates in March to head off potential inflation and slow the rapid pace of economic growth.

*   Money market yields rose sharply in the weeks surrounding the Fed's action.

* A lack of inflationary pressure during the summer months led to a modest decline in money market yields between May and August.

MANAGEMENT Q & A

* According to Lipper Analytical Services, the fund outperformed the average money market fund during the six months ended August 31, 1997.

* Early in the period, the fund was positioned defensively, with an average maturity of 40-45 days, because of our expectations for higher short-term rates.

* The fund's shorter maturity enabled it to quickly reflect the Fed interest rate increase in March.

* Because inflation remained in check, we extended the fund's average maturity to 60 days in July.

* The fund expanded its holdings of asset-backed securities, especially commercial paper backed by credit card receivables.

* Going forward, we expect short-term interest rates to remain stable through the end of 1997, but we may see yields trend higher in early 1998.

* We plan to maintain the fund's current position until we see a clear direction for interest rates.

                 PRIME MONEY MARKET

TOTAL RETURNS:                     AS OF 8/31/97
     6 Months                              2.60%*
     1 Year                                5.14%

7-DAY CURRENT YIELD:                       5.19%

NET ASSETS:                        $1.3 billion
     (AS OF 8/31/97)

INCEPTION DATE:                        11/17/93

TICKER SYMBOL:                            BPRXX

* Not annualized.


Many of the investment terms in this report are defined in the Glossary on page 21.


SEMIANNUAL REPORT                                    REPORT HIGHLIGHTS    1


                              OUR MESSAGE TO YOU

[photo of James E. Stowers III and James M. Benham]

    During the six months ended August 31, 1997, Prime Money Market fund continued to offer shareholders very competitive money market returns. In the following pages, the fund's investment team provides further details about how your fund was managed during the period.

    We recently made some changes to the fund's investment team. Amy O'Donnell, who has managed the fund since its inception in 1993, has shifted over to manage American Century's three government money market funds, including our flagship Capital Preservation fund. She has been replaced by John Walsh, a credit analyst on the Prime fund investment team.

    We also made some important corporate changes. In June, Bill Lyons, American Century's chief operating officer, became president, assuming full responsibility for the company's day-to-day operations. With this change, Jim Stowers, Jr. and Jim Stowers III will be able to spend more time developing and refining new investment technologies and tools that build on and leverage the proprietary system they pioneered 25 years ago. One of our goals is to ensure that we continue to evolve and innovate--building the investment tools today that will help lead us and our investors to success in the next century.

    During the summer, American Century held its largest proxy vote ever, asking shareholders to approve measures to simplify fund management and eliminate overlapping funds. Most notably, shareholders approved a unified fee for all funds. In the past, many of our funds had both a management fee and separate administrative and transfer agency fees. Under the new fee structure, fund shareholders pay one annual management fee, based on a percentage of fund assets.

    In July, American Century agreed to enter into a business partnership with J.P. Morgan & Co., Inc., one of the strongest and most respected firms in the financial services industry. J.P. Morgan will become a significant minority owner of American Century Companies, Inc., the parent company of the investment manager of the American Century family of mutual funds. Through this partnership, we see many opportunities to expand the range of investment choices and services we offer you. A global financial services firm, J.P. Morgan has been in business for more than 150 years, serving institutions, governments and individuals with complex financial needs.

    Within the framework of this new relationship, American Century will continue to operate as an independent company. No changes in your fund's investment managers, policies or fees are anticipated as a result of this transaction. American Century's corporate management team remains the same, and the Stowers family will retain voting control of the company.

    In closing, we want to reassure you that American Century remains committed to serving your investment needs first and foremost. Thank you for your trust and confidence.

Sincerely,

/s/James E. Stowers III                /s/James M. Benham
James E. Stowers III                   James M. Benham
Chief Executive Officer                Vice Chairman
American Century Companies             American Century Companies


2    OUR MESSAGE TO YOU                       AMERICAN CENTURY INVESTMENTS


                              MARKET PERSPECTIVE

[line graph - data below]

Federal Funds Rate vs. Three-Month LIBOR
March 28, 1997 through August 31, 1997

              3-Month LIBOR       Fed Funds Rate Target
2/28/97          5.53906%                 5.25%
3/7/97           5.56250%                 5.25%
3/14/97          5.59766%                 5.25%
3/21/97          5.71875%                 5.25%
3/28/97          5.77344%                 5.50%
4/4/97           5.81250%                 5.50%
4/11/97          5.81641%                 5.50%
4/18/97          5.83594%                 5.50%
4/25/97          5.85156%                 5.50%
5/2/97           5.82031%                 5.50%
5/9/97           5.81250%                 5.50%
5/16/97          5.81641%                 5.50%
5/23/97          5.80469%                 5.50%
5/30/97          5.81250%                 5.50%
6/6/97           5.81250%                 5.50%
6/13/97          5.78125%                 5.50%
6/20/97          5.78125%                 5.50%
6/27/97          5.78125%                 5.50%
7/4/97           5.75000%                 5.50%
7/11/97          5.75000%                 5.50%
7/18/97          5.75000%                 5.50%
7/25/97          5.71875%                 5.50%
8/1/97           5.68750%                 5.50%
8/8/97           5.71875%                 5.50%
8/15/97          5.73828%                 5.50%
8/22/97          5.71875%                 5.50%
8/29/97          5.71875%                 5.50%
Source: DRI/McGraw Hill

MONEY MARKET  YIELDS INCREASED

    Money market yields rose during the six months ended August 31, 1997. The increase was the direct result of a short-term interest rate increase by the Federal Reserve in March. Although yields continued to rise in the weeks following the Fed rate hike, they leveled off in May and declined slightly throughout the remainder of the period.

    The accompanying graph illustrates the change in money market rates during the six-month period. The graph features the three-month London Interbank Offered Rate (LIBOR), a money market rate that most banks and corporations track when determining the rate they will pay to investors on short-term debt.

FED RAISES SHORT-TERM RATES IN MARCH

    Money market yields rose sharply in March in anticipation of a short-term interest rate increase by the Federal Reserve. As expected, the Fed raised its federal funds rate target (the overnight lending rate targeted by the Fed for large loans between commercial banks) from 5.25% to 5.50%. It was the Fed's first rate hike since February 1995 and was described by Fed officials as a "pre-emptive strike against inflation."

    In raising rates, the Fed pointed to evidence of increasing wage pressures, which are often passed on to consumers in the form of higher prices. The Fed was also responding to stronger economic growth--the U.S. economy surged ahead at a 5% annual rate in the first quarter of 1997, fueled by strong job growth and increased consumer spending. Economic growth slowed to a 3.3% annual rate in the second quarter, but even this level of growth has historically been accompanied by rising prices.

NO SIGNS OF INFLATION

    Money market yields continued to rise in April, reflecting expectations of rising inflation and further Fed interest rate increases. But the expected inflation never materialized--the consumer price index rose at an annual rate of just 1.3% during the six-month period. As a result, money market yields were relatively steady between May and August, and expectations for future Fed rate increases disappeared from the market.


SEMIANNUAL REPORT                                 MARKET PERSPECTIVE      3


                      PERFORMANCE & PORTFOLIO INFORMATION

                                                                             AVERAGE ANNUAL RETURNS
                                                  6 MONTHS          1 YEAR           3 YEARS      LIFE OF
FUND(1)
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURNS AS OF AUGUST 31, 1997

Prime Money Market ...............................  2.60%            5.14%            5.35%           5.06%

90-Day Treasury Bill Index .......................  2.57%            5.16%            5.32%           5.00%(2)

Average Money Market Instrument Fund(3) ..........  2.43%            4.84%            5.00%           4.64%(2)

Fund's Ranking Among Money Market
Instrument Funds(3) ..............................   --          50 out of 294    25 out of 233    10 out of 210

--------------------------------------------------------------------------------------------------------------------

(1) Inception date was November 17, 1993.

(2) Returns since 11/30/93, the date nearest the fund's inception for which data are available.

(3) According to Lipper Analytical Services.

See pages 20-21 for more information about returns, the comparative index and Lipper fund rankings.


YIELDS AS OF AUGUST 31, 1997

                                                   7-DAY            7-DAY
                                                  CURRENT         EFFECTIVE
                                                   YIELD            YIELD

Prime Money Market                                 5.19%            5.32%

Yields are defined in the Glossary on page 21.


PORTFOLIO AT A GLANCE
                                                  8/31/97          2/28/97

Number of Securities                                82               71
Weighted Average Maturity                         60 days          54 days
Expense Ratio                                      0.50%*           0.50%

* Annualized.

Money market funds are neither insured nor guaranteed by the U.S. government.

Yields will fluctuate, and there can be no assurance that the fund will be able to maintain a stable $1.00 share price.


4    PERFORMANCE & PORTFOLIO INFORMATION      AMERICAN CENTURY INVESTMENTS


                                MANAGEMENT Q&A

    An interview with John Walsh and Denise Tabacco, portfolio managers on the Benham Prime Money Market fund investment team.

HOW DID THE FUND PERFORM?

    The fund outperformed the average money market fund. For the six months ended August 31, 1997, the fund posted a total return of 2.60%, compared with the 2.43% average return of the 308 "Money Market Instrument Funds" tracked by Lipper Analytical Services. (See the Total Returns table on the previous page for other fund performance comparisons.)

HOW WAS THE FUND POSITIONED DURING THE SIX-MONTH PERIOD?

    The fund started the period in a slightly defensive position, with an average maturity of around 45 days. We shortened the fund's maturity to 35-40 days in May because of our expectation for further interest rate hikes by the Federal Reserve. A shorter maturity enables the fund to reinvest its maturing assets more quickly.

    But by July, it became clear that inflation was still in check and the Fed was holding interest rates steady, so we extended the fund's average maturity to around 60 days. We maintained this position through the end of the period.

WHY IS THE FUND CURRENTLY HOLDING MORE COMMERCIAL PAPER THAN IT DID SIX MONTHS AGO (SEE THE CHART BELOW)?

    There are a couple of reasons. First, most of the new corporate money market securities issued during the summer were commercial paper. Because of this increase in supply, commercial paper tended to offer more attractive yields than other short-term securities.

    Second, the fund expanded its holdings of asset-backed securities, with a focus on asset-backed commercial paper. In particular, the fund purchased part of a pool of credit card receivables from Citibank.

YOU MENTIONED INVESTING IN ASSET-BACKED SECURITIES IN THE LAST REPORT. WHAT'S THE ATTRACTION?

    Asset-backed securities enable the fund to reach for higher yields while retaining a high degree of credit quality. Asset-backed securities are debt securities that represent ownership in a pool of assets, such as auto loans or credit cards.

    These securities typically have higher yields than commercial paper and CDs, and they generally have very high credit quality because many carry credit enhancements. In addition, asset-backed securities are often overcollateralized, which means the securities contain more assets than are required to pay off the debt.

[pie charts]

PORTFOLIO COMPOSITION BY SECURITY TYPE (as of 8/31/97)

Commercial Paper              71%
Floating-Rate Notes           18%*
U.S. Government
  Agency Securities            7%
CDs                            3%
Asset-Backed Securities        1%

PORTFOLIO COMPOSITION BY SECURITY TYPE (as of 2/28/97)

Commercial Paper              61%
Floating-Rate Notes           16%
U.S. Government
  Agency Securities           12%
CDs                           11%*

3% of the fund's floating-rate notes are asset-backed securities.


SEMIANNUAL REPORT                                     MANAGEMENT Q & A    5


                                MANAGEMENT Q&A

DO YOU PLAN TO ADD MORE ASSET-BACKED SECURITIES IN THE FUTURE?

    Yes, but we're taking a very conservative approach toward these securities. We've hired a number of credit analysts who specialize in asset-backed securities, and we're avoiding the more complex asset-backed issues that may have hidden credit risks. We plan to stick with the most "plain-vanilla" asset-backed securities.

LOOKING AHEAD, WHAT'S YOUR OUTLOOK FOR MONEY MARKET RATES?

    We think that money market rates will be fairly stable through early 1998. It's been six months since the Fed's pre-emptive interest rate hike, and we've seen no evidence of inflationary pressures since then. We believe that the Fed won't raise rates again until it sees solid evidence of increasing inflation. As a result, we think the Fed will be on hold through the end of 1997.

    However, the next few months could set the stage for rising inflation in 1998. Wage pressures may be building as a result of sustained low unemployment levels. In addition, recent victories for organized labor--such as the UPS strike--suggest the possibility of rising wages. Employment costs make up two-thirds of all business costs, and corporations tend to pass on higher wage costs to consumers by raising prices.

WITH  THAT  OUTLOOK  IN MIND,  HOW WILL YOU  MANAGE  THE FUND  OVER THE NEXT SIX
MONTHS?

    We plan to maintain the fund's average maturity at around 60 days until we see some clear direction on inflation and interest rates. For now, we'll continue to focus on commercial paper for most of the fund's assets, but we may look to expand the fund's holdings of floating-rate notes if a Fed rate increase becomes more likely. We also expect to work closely with our credit research staff to uncover value among asset-backed securities.

[pie charts]

PORTFOLIO COMPOSITION BY CREDIT RATING (as of 8/31/97)

A-1+                       80%
A-1                        16%
A-2                         2%
Unrated U.S. Government
  Agency Securities         2%

PORTFOLIO COMPOSITION BY CREDIT RATING (as of 2/28/97)
A-1+                       85%
A-1                        15%

Credit ratings given by Standard & Poor's.


6    MANAGEMENT Q & A                         AMERICAN CENTURY INVESTMENTS


                            SCHEDULE OF INVESTMENTS

AUGUST 31, 1997 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

COMMERCIAL PAPER(1)

BANKING--26.9%

               $27,000,000  Abbey National North America
                                Corp., 5.36%, 10/8/97              $  26,846,820

                 6,000,000  ABN Amro Bank Canada, 5.39%,
                                9/16/97                                5,986,200

                15,500,000  ABN Amro Bank North America
                                Finance, Inc., 5.38%, 12/15/97        15,249,320

                11,000,000  ANZ (Delaware) Inc., 5.37%,
                                11/4/97                               10,891,662

                10,898,000  Bankers Trust New York Corp.,
                                5.38%, 12/9/97                        10,731,669

                10,000,000  Banque National de Paris (Canada),
                                5.36%, 9/30/97                         9,955,533

                 6,500,000  Banque National de Paris (Canada),
                                5.39%, 12/29/97                        6,380,752

                15,000,000  Banque National de Paris (Canada),
                                5.40%, 1/21/98                        14,672,217

                13,000,000  BIL North America, Inc., 5.38%,
                                12/5/97                               12,809,947

                20,000,000  Chase Manhattan Corp., 5.37%,
                                11/14/97                              19,773,478

                15,000,000  Cibinong International Finance
                                Company B.V.,
                                5.36%, 9/29/97 (LOC:
                                Bank of America N.T.
                                & S.A.)                               14,935,600

                13,000,000  Cofco Capital Corp., 5.39%,
                                9/17/97 (LOC: Credit Suisse
                                First Boston)                         12,967,933

                 3,000,000  Cofco Capital Corp., Series B,
                                5.39%, 9/17/97 (Acquired
                                8/19/97, Cost $2,986,636)
                                (LOC: Credit Suisse First
                                Boston)(2)                             2,992,627

                10,000,000      Daewoo International (America)
                                Corp., 5.37%,
                                10/17/97 (LOC:
                                Credit Suisse First Boston)            9,929,339

                15,000,000  Demir Funding Corporation, 5.36%,
                                10/14/97 (LOC: Bayerische
                                Vereinsbank AG)                       14,901,100

                 5,000,000      Garanti Funding Corporation, 5.40%,
                                1/15/98 (LOC:
                                Bayerische Vereinsbank AG)             4,894,789


Principal Amount                                                       Value
--------------------------------------------------------------------------------

               $15,000,000  Garanti Funding Corporation,
                                5.57%, 3/4/98 (LOC: Bayerische
                                Vereinsbank AG)                    $  14,572,200

                10,000,000  Garanti Funding Corporation, 5.58%,
                                4/28/98 (LOC: Bayerische
                                Vereinsbank AG)                        9,630,214

                25,000,000  Generale Bank, Inc., 5.39%,
                                9/16/97                               24,941,980

                25,000,000  Generale Bank, Inc., 5.40%, 1/6/98        24,510,027

                 7,055,000  IMI Funding Corp. (U.S.A.), 5.36%,
                                10/1/97                                7,022,430

                25,020,000  IMI Funding Corp. (U.S.A.), 5.40%,
                                2/5/98                                24,414,412

                13,500,000  National Australia Funding
                                (Delaware), Inc., 5.44%, 9/8/97       13,485,563

                10,000,000  National Australia Funding
                                (Delaware), Inc., 5.42%, 9/11/97       9,984,611

                15,000,000  Pemex Capital, Inc., 5.37%,
                                10/22/97 (LOC: Credit Suisse
                                First Boston)                         14,883,125

                20,000,000  Westdeutsche Landesbank
                                Girozentrale, 5.37%, 11/12/97         19,779,200
                                                                 ---------------

                                                                     357,142,748
                                                                 ---------------

DIVERSIFIED COMPANIES--2.2%

                10,000,000  Mitsubishi International Corp.,
                                5.42%, 9/11/97                         9,984,639

                20,000,000  Mitsubishi International Corp.,
                                5.38%, 9/19/97                        19,944,200
                                                                 ---------------

                                                                      29,928,839
                                                                 ---------------

FINANCIAL SERVICES--12.9%

                20,000,000  Aesop Funding Corp., 5.41%,
                                9/12/97 (Acquired 8/1/97,
                                Cost $19,870,500)(2)                  19,966,083

                19,500,000  Dakota Certificates (Citibank),
                                Series 1995-7, 5.43%, 9/10/97
                                (Acquired 6/24/97, Cost
                                $19,264,245)(2)                       19,472,798

                 9,500,000  Dakota Certificates (Citibank),
                                Series 1995-7, 5.38%, 9/22/97
                                (Acquired 8/4/97, Cost
                                $9,478,623)(2)                         9,469,410

                20,000,000  Dakota Certificates (Citibank),
                                Series 1995-7, 5.37%, 11/5/97
                                (Acquired 8/6/97, Cost
                                $19,720,933)(2)                       19,800,667

See Notes to Financial Statements


SEMIANNUAL REPORT                              SCHEDULE OF INVESTMENTS    7


                            SCHEDULE OF INVESTMENTS

AUGUST 31, 1997 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

               $10,000,000  Dakota Certificates (Citibank),
                                Series 1995-7, 5.37%, 11/10/97
                                (Acquired 8/14/97,
                                Cost $9,864,578)(2)               $    9,892,278

                13,000,000  General Electric Capital Corp.,
                                5.40%, 2/2/98                         12,691,358

                20,000,000  General Electric Capital Services,
                                Inc., 5.36%, 10/6/97                  19,892,278

                27,000,000  General Motors Acceptance Corp.,
                                5.39%, 12/29/97                       26,497,523

                 6,000,000  Hitachi Credit America Corp., 5.42%,
                                9/11/97                                5,990,800

                 5,475,000  Hitachi Credit America Corp., 5.39%,
                                9/18/97                                5,460,470

                10,000,000  Hitachi Credit America Corp., 5.36%,
                                10/6/97                                9,946,236

                11,750,000  Hitachi Credit America Corp., 5.37%,
                                10/28/97                              11,647,305
                                                                 ---------------

                                                                     170,727,206
                                                                 ---------------

HOUSEHOLD AUDIO & VIDEO--1.5%

                20,000,000  Panasonic Finance, Inc., 5.36%,
                                9/29/97 (Acquired 7/7/97,
                                Cost $19,741,467)(2)                  19,913,822
                                                                 ---------------

INSURANCE--1.9%

                13,100,000  American Family Financial
                                Services, Inc., 5.36%, 10/9/97        13,023,947

                13,000,000  General Re Corp., 5.39%,
                                12/31/97                              12,758,370
                                                                 ---------------

                                                                      25,782,317
                                                                 ---------------

MACHINERY--1.5%

                20,000,000  Dover Corp., 5.37%, 9/25/97
                                (Acquired 8/26/97, Cost
                                $19,907,667)(2)                       19,926,133
                                                                 ---------------

METALS & MINING--3.0%

                20,000,000  RTZ America Inc., 5.47%, 9/5/97
                                (Aquired 6/6/97, Cost
                                $19,716,889)(2)                       19,987,555

                10,100,000  RTZ America Inc., 5.36%, 10/8/97
                                (Acquired 7/8/97, Cost
                                $9,957,265)(2)                        10,042,595


Principal Amount                                                       Value
-------------------------------------------------------------------------------

               $10,000,000  RTZ America Inc., 5.36%,
                                10/14/97 (Acquired 7/14/97,
                                Cost $9,859,189)(2)               $    9,934,186
                                                                  --------------

                                                                      39,964,336
                                                                  --------------

PETROLEUM REFINING--4.5%

                20,000,000  Chevron U.K. Investment PLC,
                                5.48%, 9/4/97                         19,990,650

                30,000,000  Chevron U.K. Investment PLC,
                                5.37%, 10/21/97                       29,770,000

                10,000,000  Petroleo  Brasileiro S.A.,  Series
                                C & D, 5.37%,
                                10/24/97 (LOC:
                                Barclays Bank PLC)                     9,918,733
                                                                  --------------

                                                                      59,679,383
                                                                  --------------

RETAIL--2.2%

                 9,050,000  Southland Corp., 5.44%, 9/9/97             9,038,899

                12,000,000  Southland Corp., 5.37%, 9/24/97           11,957,833

                 8,150,000  Southland Corp., 5.37%, 11/3/97            8,071,216
                                                                  --------------

                                                                      29,067,948
                                                                  --------------

SECURITY BROKERS & DEALERS--13.7%

                20,000,000  BT Securities Corporation, 5.44%,
                                9/9/97                                19,975,022

                25,000,000  Credit Suisse First Boston, Inc.,
                                5.37%, 10/28/97                       24,781,896

                15,000,000  Credit Suisse First Boston, Inc.,
                                5.40%, 2/2/98                         14,645,800

                15,000,000  Goldman Sachs Group L.P., 5.50%,
                                9/2/97                                14,997,659

                20,000,000  Goldman Sachs Group L.P., 5.37%,
                                11/12/97                              19,778,400

                20,000,000  Merrill Lynch & Co., Inc., 5.49%,
                                9/3/97                                19,993,811

                20,000,000  Merrill Lynch & Co., Inc., 5.37%,
                                11/6/97                               19,797,967

                15,500,000  Merrill Lynch & Co., Inc., 5.38%,
                                11/24/97                              15,299,636

                10,000,000  Morgan Stanley, Dean Witter,
                                Discover & Co., 5.39%, 9/18/97         9,973,744

                22,500,000  Morgan Stanley, Dean Witter,
                                Discover & Co.,  5.36%, 10/9/97       22,369,137
                                                                  --------------
                                                                     181,613,072
                                                                  --------------

See Notes to Financial Statements


8    SCHEDULE OF INVESTMENTS                  AMERICAN CENTURY INVESTMENTS


                            SCHEDULE OF INVESTMENTS

AUGUST 31, 1997 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

TRUCKING & COURIER SERVICES--0.7%

               $10,000,000  United Parcel Service of America,
                                Inc., 5.38%, 12/12/97             $    9,844,167
                                                                  --------------

TOTAL COMMERCIAL PAPER--71.0%                                        943,589,971
                                                                  --------------

OTHER CORPORATE DEBT

               $25,000,000  Abbey National Treasury Services,
                                VRN, 5.53%, 9/15/97, resets
                                monthly off the 1-month LIBOR
                                minus 0.12% with no caps              24,986,871

                10,000,000      American  Express  Centurion Bank,
                                VRN,  5.675%, 9/24/97, resets monthly
                                off the 1-month LIBOR
                                plus 0.05% with no caps               10,001,521

                23,750,000      American  Express  Centurion  Bank,
                                VRN, 5.60%, 9/24/97, resets monthly
                                off the 1-month LIBOR
                                minus 0.03% with no caps              23,750,000

                13,700,000  First Bank N.A. Minneapolis, VRN,
                                5.59%, 9/17/97, resets monthly
                                off the 1-month LIBOR minus
                                0.04% with no caps                    13,700,000

                50,000,000  General American Life, VRN, 5.87%,
                                9/2/97, resets monthly off the
                                1-month LIBOR plus 0.20% with
                                no caps (Acquired 1/3/97,
                                Cost $50,000,000)(2)                  50,000,000

                47,000,000      Transamerica Occidental Life
                                Insurance Co., VRN,
                                5.625%,  9/2/97,  resets
                                monthly off the 1-month
                                LIBOR with no caps
                                (Acquired 6/30/97, Cost
                                $47,000,000)(2)                       47,000,000

                11,700,000      The Travelers Insurance Company,
                                VRN,  5.68%, 9/9/97,  resets
                                monthly off the  1-month  LIBOR
                                plus 0.05% with no caps (Acquired
                                6/9/97, Cost
                                $11,700,000)(2)                       11,700,000

                23,500,000      The Travelers  Insurance  Company,
                                VRN, 5.675%, 9/23/97,  resets
                                monthly off the 1-month  LIBOR
                                plus 0.05% with no caps (Acquired
                                5/23/97, Cost $23,500,000)(2)         23,500,000
                                                                  --------------

TOTAL OTHER CORPORATE DEBT--15.4%                                    204,638,392
                                                                  --------------


Principal Amount                                                       Value
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES

               $23,500,000  ABSIT 97-C, VRN, 5.65%,
                                9/15/97, resets monthly off the
                                1-month LIBOR with no caps
                                (Acquired 6/11/97, Cost
                                $23,500,000)(2)                    $  23,500,000

                14,000,000  Americredit Automobile Receivables
                                Trust 1997-C, 5.66%, 9/12/98          14,000,000

                14,000,000  Racers Series 1997-MM-8-5, VRN,
                                5.62%, 9/29/97, resets monthly
                                off the 1-month LIBOR minus
                                0.01% with no caps (Acquired
                                8/29/97, Cost $14,000,000)(2)         14,000,000
                                                                  --------------

TOTAL ASSET-BACKED SECURITIES--3.9%                                   51,500,000
                                                                  --------------

U.S. GOVERNMENT AGENCY SECURITIES

                20,000,000  FHLB, 5.685%, 11/20/97                    19,999,315

                40,000,000  FHLB, VRN, 5.80%, 1/30/98                 40,000,000

                15,000,000      FNMA MTN, VRN, 5.45%, 9/3/97,
                                resets weekly off
                                the 3-month T-Bill rate
                                plus 0.19% with no caps               15,000,110

                10,000,000      FNMA MTN, VRN, 5.46%, 9/3/97,
                                resets weekly off
                                the 3-month T-Bill rate
                                plus 0.20% with no caps               10,000,000
                                                                  --------------

TOTAL U.S. GOVERNMENT AGENCY
SECURITIES--6.4%                                                      84,999,425
                                                                  --------------

CERTIFICATES OF DEPOSIT

                 3,500,000  Rabobank Nederland, 5.99%,
                                3/24/98                                3,502,209

                17,000,000  Societe Generale, 5.70%,
                                12/19/97                              16,994,167

                23,000,000  Societe Generale, 5.63%,
                                12/31/97                              22,998,960
                                                                  --------------

TOTAL CERTIFICATES OF DEPOSIT--3.3%                                   43,495,336
                                                                  --------------

TOTAL INVESTMENT SECURITIES-100.0%                                $1,328,223,124
                                                                  ==============

See Notes to Financial Statements


SEMIANNUAL REPORT                             SCHEDULE OF INVESTMENTS    9


                            SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

FNMA = Federal National Mortgage Association

LOC = Letter of Credit

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

resets= The frequency with which a fixed-income security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective August 31, 1997.

(1) The rates for commercial paper are the yield to maturity at August 31, 1997.

(2) Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 1997, was $331,098,154, which represented 24.9% of net assets. Restricted securities which were considered illiquid represented 5.5% of net assets.

See Notes to Financial Statements


10    SCHEDULE OF INVESTMENTS                 AMERICAN CENTURY INVESTMENTS


                      STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1997 (UNAUDITED)

ASSETS

Investment securities, at value (Note 1) ............... $1,328,223,124

Cash ...................................................      6,200,413

Interest receivable ....................................      4,130,348
                                                         --------------
                                                          1,338,553,885
                                                         --------------
LIABILITIES

Disbursements in excess of
  demand deposit cash ..................................      3,335,839

Payable for capital shares redeemed ....................      2,250,451

Accrued management fees (Note 2) .......................        571,593

Dividends payable ......................................        374,439

Accrued expenses and other liabilities .................         76,352
                                                         --------------
                                                              6,608,674
                                                         --------------
Net Assets Applicable to
  Outstanding Shares ................................... $1,331,945,211
                                                         ==============

CAPITAL SHARES

Outstanding (Unlimited number
  of shares authorized) ................................  1,332,199,645
                                                         ==============
Net Asset Value Per Share ..............................          $1.00
                                                         ==============
NET ASSETS CONSIST OF:

Capital paid in ........................................ $1,332,199,645

Accumulated undistributed net realized
  loss on investment transactions ......................       (254,434)
                                                         --------------
                                                         $1,331,945,211
                                                         ==============

See Notes to Financial Statements


SEMIANNUAL REPORT                  STATEMENT OF ASSETS AND LIABILITIES    11


                            STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 1997 (UNAUDITED)

INVESTMENT INCOME

Income:

Interest .................................................. $35,220,937
                                                            -----------
Expenses (Note 2):

Investment advisory fees ..................................   2,277,080

Transfer agency fees ......................................     765,989

Administrative fees .......................................     476,721

Printing and postage ......................................     241,103

Custodian fees ............................................      92,192

Telephone expenses ........................................      58,663

Registration and filing fees ..............................      52,224

Trustees' fees and expenses ...............................      28,042

Auditing and legal fees ...................................      23,907

Other operating expenses ..................................      23,710
                                                            -----------
  Total expenses ..........................................   4,039,631

Amount waived .............................................    (894,608)
                                                            -----------
  Net expenses ............................................   3,145,023
                                                            -----------
Net investment income .....................................  32,075,914
                                                            -----------
REALIZED GAIN ON INVESTMENTS (NOTE 3)

Net realized gain on investments ..........................      24,101
                                                            -----------
Net Increase in Net Assets
  Resulting from Operations ............................... $32,100,015
                                                           ============
See Notes to Financial Statements


12    STATEMENT OF OPERATIONS                 AMERICAN CENTURY INVESTMENTS


                      STATEMENTS OF CHANGES IN NET ASSETS

SIX MONTHS ENDED AUGUST 31, 1997 (UNAUDITED)
AND YEAR ENDED FEBRUARY 28, 1997 AND FEBRUARY 29, 1996

                                                    August 31,        February 28,
Increase (Decrease) in Net Assets                      1997               1997

OPERATIONS

Net investment income ......................... $   32,075,914      $    61,135,898

Net realized gain (loss) on investments .......         24,101            (278,535)
                                                 --------------      --------------
Net increase in net assets
   resulting from operations ..................     32,100,015           60,857,363
                                                 --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS

From net investment income ....................    (32,075,914)         (61,135,898)
                                                 --------------      --------------
CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold .....................   1,018,726,179       1,722,837,328

Proceeds from reinvestment
  of distributions ............................      30,238,384          58,408,826

Payments for shares redeemed ..................    (929,033,776)     (1,839,630,699)
                                                 --------------      --------------
Net increase (decrease) in net assets
  from capital share transactions .............     119,930,787         (58,384,545)
                                                 --------------      --------------
Net increase (decrease) in net assets .........     119,954,888         (58,663,080)

NET ASSETS

Beginning of period ...........................   1,211,990,323       1,270,653,403
                                                 --------------      --------------
End of period .................................  $1,331,945,211      $1,211,990,323
                                                 ==============      ==============

TRANSACTIONS IN SHARES OF THE FUND

Sold ..........................................   1,018,726,179       1,722,837,328

Issued in reinvestment of distributions .......      30,238,384          58,408,826

Redeemed ......................................    (929,033,776)     (1,839,630,699)
                                                 --------------      --------------
Net increase (decrease) .......................     119,930,787         (58,384,545)
                                                 ==============      ==============
See Notes to Financial Statements


SEMIANNUAL REPORT                  STATEMENTS OF CHANGES IN NET ASSETS    13


                         NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 1997 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--American Century Investment Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. American Century - Benham Prime Money Market Fund (the Fund) is the only fund issued by the Trust. The Fund seeks the highest level of current income consistent with preservation of capital. The Fund buys high quality (first tier), U.S. dollar denominated money market instruments and other short-term obligations of banks, governments, and corporations. The following significant accounting policies, related to the Fund, are in accordance with accounting policies generally accepted in the investment company industry.

    SECURITY VALUATIONS--Securities are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS--Security transactions are accounted for on the date purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME--Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Discounts and premiums are amortized daily on a straight-line basis.

    INCOME TAX STATUS--It is the Fund's policy to distribute all taxable income and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal income taxes.

    DISTRIBUTIONS--Distributions from net investment income are declared and credited daily and distributed monthly. The Fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

    SUPPLEMENTARY INFORMATION--Certain officers and trustees of the Trust are also officers and/or directors, and, as a group, controlling stockholders of American Century Companies, Inc., the parent of the Trust's investment manager, American Century Investment Management, Inc. (ACIM), the Trust's distributor, American Century Investment Services, Inc. and the Trust's transfer agent, American Century Services Corporation (ACSC).

    USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from these estimates.


14    NOTES TO FINANCIAL STATEMENTS           AMERICAN CENTURY INVESTMENTS


                         NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 1997 (UNAUDITED)

2. TRANSACTIONS WITH RELATED PARTIES

    The shareholders of the Fund approved a new management agreement with ACIM on July 30, 1997, effective August 1, 1997, which replaced the previously existing contracts between the Fund and Benham Management Corporation and ACSC for advisory, administrative and transfer agency services. Under the agreement, ACIM provides all services required by the Fund in exchange for one "unified" management fee. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the funds in the Fund's investment category which are managed by ACIM (the "Investment Category Fee"). The overall investment objective of the Fund determines its Investment Category. The three investment categories are: the Money Market Fund Category, the Bond Fund Category and the Equity Fund Category. The Prime Fund is in the Money Market Fund Category. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by ACIM (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee rate. The management fee is paid monthly by the Fund based on the Fund's aggregate average daily net assets during the previous month multiplied by the monthly management fee rate. The annualized Investment Category Fee schedule for the Fund is as follows:

      0.3700% of the first $1 billion
      0.3270% of the next $1 billion
      0.2860% of the next $3 billion
      0.2690% of the next $5 billion
      0.2580% of the next $15 billion
      0.2575% of the next $25 billion
      0.2570% of the average daily net assets over $50 billion

    The annualized Complex Fee schedule is as follows:

      0.3100% of the first $2.5 billion
      0.3000% of the next $7.5 billion
      0.2985% of the next $15 billion
      0.2970% of the next $25 billion
      0.2960% of the next $50 billion
      0.2950% of the next $100 billion
      0.2940% of the next $100 billion
      0.2930% of the next $200 billion
      0.2920% of the next $250 billion
      0.2910% of the next $500 billion
      0.2900% of the average daily net assets over $1,250 billion

    ACIM has agreed to continue to waive expenses which exceed 0.50% of average daily net assets. Expenses of $675,917, of which $109,360 were waived by ACIM, were incurred under the new management agreement and are included in Investment Advisory Fees in the Statement of Operations. Expenses under the previous agreement, for the five months ended July 31, 1997, were $3,363,714, of which $785,248 were waived by ACIM. The ratio of operating expenses to average net assets, net of the amount waived, for the same period was 0.50%.


SEMIANNUAL REPORT                        NOTES TO FINANCIAL STATEMENTS    15


                             FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Years Ended February 28 (except as noted)

                                          1997(1)         1997           1996(2)         1995          1994(3)
PER-SHARE DATA

Net Asset Value,
Beginning of Period .....................  $1.00          $1.00           $1.00          $1.00          $1.00
                                         --------       --------        --------       --------       --------
Income From Investment Operations

  Net Investment Income .................  0.03           0.05            0.06           0.05           0.01
                                         --------       --------        --------       --------       --------
Distributions

  From Net Investment Income ............ (0.03)         (0.05)          (0.06)         (0.05)         (0.01)
                                         --------       --------        --------       --------       --------
Net Asset Value, End of Period ..........  $1.00          $1.00           $1.00          $1.00          $1.00
                                         ========       ========        ========       ========       ========
  Total Return(4) .......................  2.60%          5.04%           5.60%          4.93%          0.96%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ...................0.50%(5)         0.50%           0.48%          0.04%           --

Ratio of Operating Expenses to
Average Net Assets
(Before Expense Waiver) .................0.64%(5)         0.63%           0.62%          0.71%        1.49%(5)

Ratio of Net Investment Income
to Average Net Assets ...................5.11%(5)         4.92%           5.43%          5.28%        3.35%(5)

Ratio of Net Investment Income
to Average Net Assets
(Before Expense Waiver) .................4.97%(5)         4.79%           5.29%          4.61%        1.86%(5)

Net Assets, End
of Period (in thousands) ...............$1,331,945     $1,211,990      $1,270,653     $1,509,863       $75,168


(1) Six months ended August 31, 1997.

(2) Year ended February 29, 1996.

(3) November 17, 1993 (inception) through February 28, 1994.

(4) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions,  if any.  Total return for periods less than one year are not annualized.

(5) Annualized.

See Notes to Financial Statements


16    FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS


                             PROXY VOTING RESULTS

    An annual meeting of shareholders was held on July 30, 1997, to vote on the following proposals. All of the proposals received the required majority of votes and were adopted.

    A summary of voting results is listed below each proposal.

PROPOSAL 1:

    To vote on the selection by the Board of Directors of Coopers & Lybrand LLP as independent auditors for the Trust.

    For:                                  707,889,037
    Withheld:                              17,468,261
    Abstain:                                9,277,275

PROPOSAL 2:

    To vote on the approval of a Management Agreement with American Century Investment Managment, Inc.

    For:                                  688,718,487
    Against:                               33,656,668
    Abstain:                               12,053,272
    Broker Non-Vote:                          206,146

PROPOSAL 3:

    To vote on the adoption of standardized investment limitations for the following items:

* Eliminate the fundamental investment limitation concerning diversification of investments.

    For:                                  670,961,555
    Against:                               45,887,608
    Abstain:                               17,579,264
    Broker Non-Vote:                          206,146

* Amend the fundamental investment limitation concerning the issuance of senior securities.

    For:                                  670,719,693
    Against:                               46,123,701
    Abstain:                               17,585,033
    Broker Non-Vote:                          206,146

*   Amend the fundamental investment limitation concerning borrowing.

    For:                                  670,236,705
    Against:                               46,575,923
    Abstain:                               17,615,799
    Broker Non-Vote:                          206,146

*   Amend the fundamental investment limitation concerning lending.

    For:                                  670,729,730
    Against:                               46,075,204
    Abstain:                               17,623,493
    Broker Non-Vote:                          206,146

*   Amend the fundamental investment limitation concerning commodities.

    For:                                  672,163,851
    Against:                               44,668,104
    Abstain:                               17,596,472
    Broker Non-Vote:                          206,146


SEMIANNUAL REPORT                                 PROXY VOTING RESULTS    17


                        RETIREMENT ACCOUNT INFORMATION

    As required by law, any distributions you receive from an IRA and certain 403(b) distributions [not eligible for rollover to an IRA or to another 403(b)] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid for six months from the date of receipt at American Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income tax within six months prior to the withdrawal.

    When you plan to withdraw, you may make your election by completing our Exchange/ Redemption form or an IRS Form W-4P. Call American Century for either form. Your written election is valid for only six months from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

    Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

18    RETIREMENT ACCOUNT INFORMATION          AMERICAN CENTURY INVESTMENTS


                                     NOTES


SEMIANNUAL REPORT                                               NOTES    19


                            BACKGROUND INFORMATION

INVESTMENT PHILOSOPHY & POLICIES

    The Benham Group offers 38 fixed-income funds, ranging from money market funds to long-term bond funds and including both taxable and tax-exempt funds.

    PRIME MONEY MARKET is a money market fund that seeks to provide interest income by investing in a diversified portfolio of short-term money market securities. The fund must maintain a weighted average maturity of 90 days or less.

    An investment in Prime Money Market is neither insured nor guaranteed by the U.S. government. Yields will fluctuate, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share.

COMPARATIVE INDICES

    The following index is used in the report as a fund performance comparison. It is not an investment product available for purchase.

    The 90-DAY TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank.

LIPPER RANKINGS

    LIPPER ANALYTICAL SERVICES, INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

    The Lipper category for the Prime Money Market fund is:

    MONEY MARKET INSTRUMENT FUNDS--funds that intend to maintain a stable net asset value and that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days.

INVESTMENT TEAM LEADERS

Portfolio Managers                John Walsh, Denise Tabacco

Credit Research Director          Greg Afiesh


20    BACKGROUND INFORMATION                  AMERICAN CENTURY INVESTMENTS


                                   GLOSSARY

RETURNS

* TOTAL RETURN figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.

* AVERAGE ANNUAL RETURNS illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year returns, please refer to the "Financial Highlights" on page 16.

YIELDS

* 7-DAY CURRENT YIELD is calculated based on the income generated by an investment in the fund over a seven-day period and is expressed as an annual percentage rate.

* 7-DAY EFFECTIVE YIELD is calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

PORTFOLIO STATISTICS

* NUMBER OF SECURITIES--the number of different securities held by a fund on a given date.

* WEIGHTED AVERAGE MATURITY (WAM)--a measurement of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the more interest rate exposure and sensitivity the portfolio has.

* EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the Notes to Financial Statements.)

TYPES OF MONEY MARKET SECURITIES

* ASSET-BACKED SECURITIES--debt securities that represent ownership in a pool of receivables, such as credit card debt, auto loans or mortgages.

* CERTIFICATES OF DEPOSIT (CDS)--CDs represent a bank's obligation to repay money deposited with it for a specified period of time. Different types of CDs have different issuers. For example, Yankee CDs are issued by U.S. branches of foreign banks, and Eurodollar CDs are issued in London by Canadian, European and Japanese banks.

* COMMERCIAL PAPER (CP)--short-term debt issued by large corporations to raise cash and to cover current expenses in anticipation of future revenues. The maximum maturity for CP is 270 days, although most CP is issued in a one- to 50-day maturity range. CP rates generally track those of other widely traded money market instruments, such as Treasury bills and certificates of deposit, but they are also influenced by the maturity date and the size and credit rating of the issuer.

* FLOATING-RATE NOTES (FLOATERS)--debt securities whose interest rates change when a designated base rate changes. The base rate is often the federal funds rate, the 90-day Treasury bill rate or the London Interbank Offered Rate (LIBOR) Floaters are considered derivatives because they "derive" their interest rates from their designated base rates. However, floaters are not "risky" derivatives--their behavior is similar to that of their designated base rates. The SEC has recognized this similarity and does not consider floaters to be inappropriate investments for money market funds.

* U.S. GOVERNMENT AGENCY SECURITIES--debt securities issued by U.S. government agencies (such as the Federal Farm Credit Bank and the Federal Home Loan Bank). Some agency securities are backed by the full faith and credit of the U.S.
government, while most are guaranteed only by the issuing agency. These securities are issued with maturities ranging from three months to 30 years. Money market funds invest in these securities when they have remaining maturities of 13 months or less.


SEMIANNUAL REPORT                                          GLOSSARY       21


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